Working capital - Aged analysis of trade receivables net of allowances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,674	$ 2,534
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	2,490	2,479
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	43	32
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	31	8
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	27	4
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	71	7
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	$ 12	$ 4